Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital and Share Premium
Movements in the Group’s Ordinary shares, share capital and share premium during the six months ended 30 June 2026 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2026	312,021,375	2,929	2,105,691	2,108,620
Capital contribution	43,893,333	439	155,640	156,079
Settlement of RSUs with shares	902,330	9	7,095	7,104
Balance at 30 June 2026	356,817,038	3,377	2,268,426	2,271,803